Schedule of Investments (unaudited)	iShares® MSCI Italy ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 14.4%
Ferrari NV	45,943	$10,254,564
Stellantis NV	1,442,580	22,757,365
		33,011,929
Banks — 20.5%
FinecoBank Banca Fineco SpA	482,470	7,836,135
Intesa Sanpaolo SpA	10,949,821	24,311,480
Mediobanca Banca di Credito Finanziario SpA	511,913	4,947,053
UniCredit SpA	730,335	9,974,855
		47,069,523
Beverages — 2.1%
Davide Campari-Milano NV	459,625	4,844,125

Diversified Telecommunication Services — 2.6%
Infrastrutture Wireless Italiane SpA(a)	343,580	3,426,787
Telecom Italia SpA/Milano(b)(c)	11,821,020	2,579,006
		6,005,793
Electric Utilities — 16.1%
Enel SpA	5,329,658	28,752,359
Terna - Rete Elettrica Nazionale	1,082,158	8,289,268
		37,041,627
Electrical Equipment — 3.1%
Prysmian SpA	202,862	7,149,016

Energy Equipment & Services — 2.9%
Tenaris SA	381,664	6,625,424

Gas Utilities — 3.5%
Snam SpA	1,567,086	7,999,515

Health Care Equipment & Supplies — 1.5%
DiaSorin SpA	25,463	3,396,945

Health Care Providers & Services — 1.5%
Amplifon SpA	124,077	3,514,743

Insurance — 6.3%
Assicurazioni Generali SpA	554,692	9,839,904
Poste Italiane SpA(a)	464,538	4,571,813
		14,411,717

Security	Shares	Value

IT Services — 2.0%
Nexi SpA(a)(b)	522,745	$4,637,148

Machinery — 4.5%
CNH Industrial NV	643,396	10,369,520

Oil, Gas & Consumable Fuels — 10.6%
Eni SpA	1,638,568	24,431,043

Pharmaceuticals — 1.8%
Recordati Industria Chimica e Farmaceutica SpA	98,263	4,204,718

Textiles, Apparel & Luxury Goods — 3.6%
Moncler SpA	158,014	8,236,325

Total Long-Term Investments — 97.0%
(Cost: $282,472,423)		222,949,111

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	388,131	388,170
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	80,000	80,000

Total Short-Term Securities — 0.2%
(Cost: $468,206)		468,170

Total Investments — 97.2%
(Cost: $282,940,629)		223,417,281

Other Assets Less Liabilities — 2.8%		6,478,605

Net Assets — 100.0%		$229,895,886

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$372,069	$16,170	(a)	$—	$109	$(178)	$388,170	388,131	$283	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	40,000	(a)	—	—	—	80,000	80,000	539		—
					$109	$(178)	$468,170		$822		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Italy ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	54	12/16/22	$6,987	$51,415

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$222,949,111	$—	$222,949,111
Money Market Funds	468,170	—	—	468,170
	$468,170	$222,949,111	$—	$223,417,281
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$51,415	$—	$51,415

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2